Note 4 - Securities Available for Sale - Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Due one year or less, amortized cost	$ 71,861
Due one year or less, fair value	71,318
Due after one year through five years, amortized cost	170,404
Due after one year through five years, fair value	169,129
Due after five years through fifteen years, amortized cost	45,700
Due after five years through fifteen years, fair value	45,317
Due after fifteen years, amortized cost	1
Due after fifteen years	1
Total, amortized cost	287,966	$ 146,312
Total, fair value	$ 285,765	$ 148,090